Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities - Schedule of Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities [Abstract]
Liability Lease, Beginning Balances	R$ 53,136	R$ 58,652
Equity Share premium reserve, Beginning Balances	1,406,563
Share Capital and additional paid in share capital, Beginning Balances		1,751,253
Equity Capital Reserve, Beginning Balances	1,406,563
Liability Lease, Variations with effect on cash	(7,965)	(8,402)
Equity Share premium reserve, Variations with effect on cash	1,183,371	105,556
Share Capital and additional paid in share capital, Variations with effect on cash
Equity Capital Reserve, Variations with effect on cash		105,556
Liability Lease, Payment of leases	(7,965)	(8,402)	(12,245)
Equity Share premium reserve, Payment of leases
Share Capital and additional paid in share capital, Payment of leases
Equity Capital Reserve, Payment of leases
Liability Lease, Share capital increase
Equity Share premium reserve, Share capital increase	1,183,371	105,556
Share Capital and additional paid in share capital, Share capital increase
Equity Capital Reserve, Share capital increase	1,183,371	105,556
Liability Lease, Variations without effect on cash		2,886
Equity Share premium reserve, Variations without effect on cash		(1,751,253)
Equity Capital Reserve, Variations without effect on cash		1,301,007
Liability Lease, Net of lease payment, interest and remeasurements		2,886
Share Capital and additional paid in share capital, Net of lease payment, interest and remeasurements		(1,751,253)
Equity Capital Reserve, Net of lease payment, interest and remeasurements		1,301,007
Liability Lease, Ending Balances	45,171	53,136	58,652
Equity Share premium reserve, Ending Balances	R$ 2,589,934	1,406,563
Share Capital and additional paid in share capital, Ending Balances			1,751,253
Equity Capital Reserve, Ending Balances		R$ 1,406,563